Intangible Assets and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Goodwill and Other Assets Disclosure [Abstract]
Intangible Assets
Table 7.1 presents the gross carrying value of intangible assets and accumulated amortization.

Table 7.1: Intangible Assets

	December 31, 2022			December 31, 2021
(in millions)	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Amortized intangible assets (1):
MSRs (2)	$4,942	(3,772)	1,170	4,794	(3,525)	1,269
Customer relationship and other intangibles	754	(602)	152	842	(631)	211
Total amortized intangible assets	$5,696	(4,374)	1,322	5,636	(4,156)	1,480
Unamortized intangible assets:
MSRs (carried at fair value)	$9,310			6,920
Goodwill	25,173			25,180
(1)Balances are excluded commencing in the period following full amortization.
(2)There was no valuation allowance recorded for amortized MSRs at December 31, 2022, and a $4 million valuation allowance recorded at December 31, 2021. See Note 6 (Mortgage Banking Activities) for additional information on MSRs.

Amortization Expense for Intangible Assets
Table 7.2 provides the current year and estimated future amortization expense for amortized intangible assets. We based our projections of amortization expense shown below on existing asset balances at December 31, 2022. Future amortization expense may vary from these projections.
Table 7.2: Amortization Expense for Intangible Assets

(in millions)	Amortized MSRs	Customer relationship and other intangibles	Total
Year ended December 31, 2022 (actual)	$247	59	306
Estimate for year ended December 31,
2023	$238	51	289
2024	201	41	242
2025	176	33	209
2026	141	27	168
2027	111	—	111

Goodwill
Table 7.3 shows the allocation of goodwill to our reportable operating segments.
Table 7.3: Goodwill

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Consolidated Company
December 31, 2020	$16,418	3,018	5,375	1,276	305	26,392
Foreign currency translation	—	—	—	—	—	—
Transfers of goodwill	—	(80)	—	(932)	1,012	—
Divestitures	—	—	—	—	(1,212)	(1,212)
December 31, 2021	$16,418	2,938	5,375	344	105	25,180
Foreign currency translation	—	(7)	—	—	—	(7)
December 31, 2022	$16,418	2,931	5,375	344	105	25,173

Other Assets
Table 7.4 presents the components of other assets.
Table 7.4: Other Assets

(in millions)	Dec 31, 2022	Dec 31, 2021
Corporate/bank-owned life insurance (1)	$20,807	20,619
Accounts receivable (2)	23,646	20,831
Interest receivable:
AFS and HTM debt securities	1,572	1,360
Loans	3,470	1,950
Trading and other	767	305
Operating lease assets (lessor)	5,790	6,182
Operating lease ROU assets (lessee)	3,837	3,805
Other (3)	15,945	12,207
Total other assets	$75,834	67,259
(1)Corporate/bank-owned life insurance is recorded at cash surrender value.
(2)Primarily includes derivatives clearinghouse receivables, trade date receivables, and servicer advances, which are recorded at amortized cost.
(3)Primarily includes income tax receivables, prepaid expenses, foreclosed assets, and private equity and venture capital investments in consolidated portfolio companies.